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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: Dec 03
                                              ---------------------
 Check here if Amendment      Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):         is a restatement.
                                            adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      CFBD I, LLC
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 Address:   30 W. Wacker Dr. #2707
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            Chicago, IL 60606
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 Form 13F File Number:  28-05539
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      John Gordon
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 Title:     Chief Financial Officer
          ---------------------------------------------
 Phone:     (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
/s/ John Gordon           Chicago, IL                    2/13/04
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 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:           None
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Form 13F information Table Entry Total:            0
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Form 13F Information Table Value Total:            0
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